GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	December 31	December 31
	2018	2017

Depreciation and depletion	$254	$282
Share-based compensation	2,179	2,407
Salaries, wages and benefits	3,038	2,240
Direct general and administrative	3,155	2,985
	$8,626	$7,914